Related Party Transactions (Amounts Due to Related Parties Narrative) (Details) (CNY) In Thousands, unless otherwise specified	Dec. 22, 2011 Shenzhen Xijier [Member] Job Opportunity Network Information Technology (Shenzhen) Co., Ltd. [Member]	Jun. 30, 2014 CJOL [Member] Jobs DB China Investments Limited [Member]
Related Party Transaction [Line Items]
Share interest held of Shenzhen Xijieer	23.7004%
Cash Consideration	6,000
Ownership indirectly held of CJOL through its 100% consolidated affiliate		75.5814%